Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2022
Fair Value Disclosures [Abstract]
Schedule of Financial Instruments
The carrying amount and fair value of financial instruments at June 30, 2022 and December 31, 2021 were as follows (in thousands):

		June 30, 2022		December 31, 2021
	Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets:
Cash, cash equivalents and restricted cash	1	$41,046	$41,046	$153,977	$153,977
Equity investment - Common stock of Scorpio Tankers Inc.	1	74,374	74,374	27,607	27,607

Financial liabilities:
Bank loans, net	2	70,250	70,250	87,650	87,650
Redeemable Notes	2	—	—	53,015	53,015